                                                FRANK RUSSELL INVESTMENT COMPANY

MONEY MARKET FUNDS

2002 Annual Report

CLASS S SHARES


MONEY MARKET FUND

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND





OCTOBER 31, 2002

                                                                  [LOGO] Russell

               Frank Russell Investment Company

               Frank Russell Investment Company is a "series mutual fund" with 31 different investment portfolios. These financial statements report on three Funds, each of which has distinct investment objectives and strategies.

               Frank Russell Investment Management Company

               Responsible for overall management and
               administration of the Funds.

               Frank Russell Company

               Consultant to Frank Russell Investment
               Management Company.

                        Frank Russell Investment Company

                               Money Market Funds

                                  Annual Report

                                October 31, 2002



                                Table of Contents

                                                                       Page
        Letter to Our Clients ......................................     3
        Statements of Net Assets ...................................     4
        Statement of Assets and Liabilities ........................    16
        Statement of Operations ....................................    17
        Statement of Changes in Net Assets .........................    18
        Financial Highlights .......................................    20
        Notes to Financial Statements ..............................    22
        Report of Independent Accountants ..........................    25
        Tax Information ............................................    26
        Disclosure of Information about Fund Directors .............    27
        Matter Submitted to a Vote of Shareholders .................    30
        Manager, Money Managers and Service Providers ..............    32

Frank Russell Investment Company - Money Market Funds
Copyright (c) Frank Russell Company 2002. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

To Our Clients



As we present Frank Russell Investment Company's 2002 Annual Report, we would like to thank you for choosing to put your confidence in Russell's MULTI ASSET, MULTI STYLE, MULTI MANAGER(TM) investment solution.

This annual report is being delivered against the backdrop of continued, uncertain markets. As the third year of a bear market passes we would like to take a moment to reflect on our investment process and how it has performed in this volatile environment.

Overall, Russell's focus on diversity and risk management has been accomplished through the use of multiple asset classes, where applicable, and multiple style differentiated money managers. This process ensures that investors are participating in a broad range of asset classes and investment styles. For example, certain segments of the equity market were strong performers, such as value relative to growth and international relative to domestic. As Russell investors, your broad asset allocation was supported by money manager diversification.

As we move into 2003, we remain committed to our strategically diversified investment philosophy based on world class independent manager research. As global leaders in multi-manager investing, we continue to have a worldwide network of manager research analysts conducting ongoing reviews of the managers in your portfolios, ensuring the most appropriate managers and strategies are employed.

You have put your financial security in our hands and we take that responsibility very seriously. Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2003 and will continue to earn your support.

Warm Regards,

/s/ LEN BRENNAN
Len Brennan
President and Chief Executive Officer

Money Market Fund

Statement of Net Assets--October 31, 2002

                                                                           Principal
                                                                             Amount                     Date       Value
                                                                             (000)       Rate            of        (000)
                                                                               $           %          Maturity       $
-------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes - 24.1%
Associates Corp. of NA                                                         7,100      6.875       02/01/03      7,176
Associates Corp. of NA (E)                                                    12,950      1.864       06/26/03     12,957
CitiFinancial                                                                  5,155      5.875       01/15/03      5,188
Dean Witter Discover & Co.                                                     3,100      6.875       03/01/03      3,151
General Electric Capital Corp.                                                 5,100      5.375       01/15/03      5,126
General Electric Capital Corp.                                                31,316      7.000       02/03/03     31,650
General Electric Capital Corp.                                                 6,900      8.700       02/15/03      7,016
General Electric Capital Corp.                                                 5,150      5.650       03/31/03      5,208
Goldman Sachs Group, Inc. (E)                                                 20,000      2.051       09/11/03     20,039
Goldman Sachs Group, Inc. (E)                                                 10,000      2.090       10/24/03     10,025
Goldman Sachs Group, LP                                                        2,000      7.875       01/15/03      2,024
Goldman Sachs Group, LP                                                        8,325      6.250       02/01/03      8,413
Goldman Sachs Group, LP                                                       15,000      1.853       09/15/03     14,997
Grantor Trust Series 1997-11, daily call or put (E)                           17,087      1.814       12/01/04     17,087
Grantor Trust Series 1998-T67, daily call or put (E)                           8,930      1.814       07/01/04      8,930
Heller Financial, Inc.                                                         1,500      6.400       01/15/03      1,511
Heller Financial, Inc. (E)                                                    19,600      2.090       04/28/03     19,629
Household Finance Corp.                                                       13,463      5.875       11/01/02     13,463
JP Morgan & Co., Inc. (E)                                                     15,000      1.893       03/06/03     15,005
Merrill Lynch & Co., Inc.                                                      6,000      5.610       01/29/03      6,054
Merrill Lynch & Co., Inc. (E)                                                  4,000      5.750       11/04/02      4,000
Merrill Lynch & Co., Inc. (E)                                                  4,000      2.400       11/20/02      4,001
Merrill Lynch & Co., Inc. (E)                                                  4,750      2.000       01/27/03      4,751
New York Life Insurance Co. (E)                                               50,000      1.850       11/21/02     50,000
New York Life Insurance Co. (E)                                               45,000      1.830       05/20/03     45,000
Pacific Life Insurance Co. (E)                                                25,000      1.916       07/25/03     25,000
Principal Life Global Funding I (E)                                           30,000      1.980       11/28/03     30,016
Protective Life Corp. (E)                                                     15,000      2.171       02/28/03     15,016
Protective Life Insurance Co., quarterly demand (E)                           50,000      1.946       01/02/04     50,000
Protective Life US Funding (E)                                                15,393      2.210       01/17/03     15,405
                                                                                                                ---------

Total Corporate Bonds and Notes (amortized cost $457,838)                                                         457,838
                                                                                                                ---------
Eurodollar Time Deposits - 1.4%
State Street Eurodollar Time Deposit                                          27,378      1.875       11/01/02     27,378
                                                                                                                ---------

Total Eurodollar Time Deposits (amortized costs $27,378)                                                           27,378
                                                                                                                ---------
Municipal Bonds - 3.8%
Illinois Health Facilities Authority Revenue, weekly demand (E)(n)            45,700      1.860       07/01/24     45,700
Illinois Health Facilities Authority Revenue, weekly demand (E)(n)            27,300      1.860       01/01/28     27,300
                                                                                                                ---------

Total Municipal Bond (amortized cost $73,000)                                                                      73,000
                                                                                                                ---------
Registered Investment Company Funds - 0.9%
Merrill Lynch Premier Institutional Fund (C)                                  15,554                               15,554
Nations Cash Reserves (C)                                                      1,396                                1,396
                                                                                                                ---------

Total Registered Investment Company Funds (cost $16,950)                                                           16,950
                                                                                                                ---------

4 Money Market Fund

Money Market Fund

Statement of Net Assets, continued--October 31, 2002

                                                    Principal
                                                     Amount                      Date         Value
                                                      (000)         Rate          of          (000)
                                                        $             %        Maturity         $
-----------------------------------------------------------------------------------------------------
Domestic Commercial Paper - 65.6%
Bavaria TRR Corp.                                     38,321        1.790      11/01/02       38,321
Bavaria Universal Funding Corp.                        3,200        1.720      11/07/02        3,199
Bavaria Universal Funding Corp.                        7,032        1.720      11/12/02        7,028
Bavaria Universal Funding Corp.                       37,300        1.840      01/14/03       37,159
Black Forest Funding Corp.                            45,082        1.840      11/04/02       45,075
Black Forest Funding Corp.                            24,850        1.760      01/06/03       24,770
Black Forest Funding Corp.                            15,000        1.810      01/08/03       15,000
Co-Op Association of Tractor Dealers - Series A        5,000        1.800      11/06/02        4,999
Co-Op Association of Tractor Dealers - Series A       12,500        1.820      11/15/02       12,491
Co-Op Association of Tractor Dealers - Series A        5,000        1.800      11/21/02        4,995
Co-Op Association of Tractor Dealers - Series A        6,000        1.800      11/27/02        5,992
Co-Op Association of Tractor Dealers - Series A        5,000        1.750      12/30/02        4,986
Co-Op Association of Tractor Dealers - Series A        3,400        1.820      01/03/03        3,389
Co-Op Association of Tractor Dealers - Series A        5,000        1.820      01/21/03        4,980
Co-Op Association of Tractor Dealers - Series A        5,100        1.820      02/18/03        5,072
Co-Op Association of Tractor Dealers - Series A        5,100        1.820      03/20/03        5,064
Co-Op Association of Tractor Dealers - Series A        4,300        1.850      03/21/03        4,269
Co-Op Association of Tractor Dealers - Series A        3,900        1.850      03/28/03        3,871
Co-Op Association of Tractor Dealers - Series B        4,750        1.820      11/01/02        4,750
Co-Op Association of Tractor Dealers - Series B        5,500        1.770      11/01/02        5,500
Co-Op Association of Tractor Dealers - Series B        3,000        1.820      11/05/02        2,999
Co-Op Association of Tractor Dealers - Series B        5,000        1.810      11/12/02        4,997
Co-Op Association of Tractor Dealers - Series B        4,000        1.820      11/13/02        3,998
Co-Op Association of Tractor Dealers - Series B        4,200        1.820      11/15/02        4,197
Co-Op Association of Tractor Dealers - Series B        3,500        1.800      11/15/02        3,498
CSN Overseas                                          25,000        1.950      12/17/02       24,938
EagleFunding Capital Corp.                            31,747        1.810      11/12/02       31,729
EagleFunding Capital Corp.                            15,000        1.830      11/12/02       14,992
EagleFunding Capital Corp.                            11,052        1.810      11/14/02       11,045
EagleFunding Capital Corp.                            15,000        1.780      11/18/02       14,987
EagleFunding Capital Corp.                            22,000        1.840      11/21/02       21,978
Eiffel Funding LLC                                    20,000        1.950      11/08/02       19,992
Eiffel Funding LLC                                    30,000        1.820      11/13/02       29,982
Eiffel Funding LLC                                    25,000        1.880      11/13/02       24,984
Eiffel Funding LLC                                     9,500        1.820      12/02/02        9,485
Fairway Finance Corp.                                  4,057        1.800      11/18/02        4,054
Fairway Finance Corp.                                 19,111        1.820      11/21/02       19,092
Fairway Finance Corp.                                  6,258        1.900      11/26/02        6,250
Galleon Capital Corp.                                 30,000        1.780      11/05/02       29,994
Galleon Capital Corp.                                  9,400        1.830      11/08/02        9,397
General Electric Capital Corp.                        10,000        2.200      12/16/02        9,973
Giro Balanced Funding Corp.                           15,219        1.810      11/19/02       15,205
Hatteras Funding Corp.                                   626        1.770      11/14/02          626
Hatteras Funding Corp.                                26,917        1.830      11/14/02       26,899
Hatteras Funding Corp.                                51,823        1.790      12/05/02       51,735
Ivory Funding Corp.                                   10,045        1.750      11/07/02       10,042
Ivory Funding Corp.                                    5,000        1.830      11/07/02        4,998
Ivory Funding Corp.                                    6,100        1.720      11/12/02        6,097
Ivory Funding Corp.                                   40,000        1.820      11/12/02       39,978
Ivory Funding Corp.                                    7,765        1.800      12/09/02        7,750
Ivory Funding Corp.                                   16,005        1.820      12/23/02       15,963
KMS Corp.                                             18,638        1.800      11/12/02       18,628
Liberty Street Funding Corp.                          15,000        1.780      11/01/02       15,000
Liberty Street Funding Corp.                           9,220        1.790      11/26/02        9,209

                                                             Money Market Fund 5

Money Market Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Principal
                                                                         Amount                  Date         Value
                                                                          (000)      Rate         of          (000)
                                                                            $          %       Maturity         $
--------------------------------------------------------------------------------------------------------------------
Long Lane Master Trust IV                                                  4,000     1.750     11/04/02        3,999
Long Lane Master Trust IV                                                  6,478     1.780     11/06/02        6,476
Long Lane Master Trust IV                                                  3,362     1.740     11/15/02        3,360
Long Lane Master Trust IV                                                 15,000     1.820     11/15/02       14,989
Long Lane Master Trust IV                                                 15,000     1.830     11/15/02       14,989
Long Lane Master Trust IV                                                 13,000     1.820     11/18/02       12,989
Long Lane Master Trust IV                                                 10,000     1.850     11/20/02        9,990
Long Lane Master Trust IV                                                  2,500     1.830     01/17/03        2,490
Long Lane Master Trust IV (E)                                             15,000     2.024     11/12/02       15,000
Long Lane Master Trust IV (E)                                             10,000     2.024     05/02/03       10,000
L'Oreal USA, Inc.                                                          7,700     1.800     11/13/02        7,695
L'Oreal USA, Inc.                                                         27,000     1.780     11/19/02       26,976
L'Oreal USA, Inc.                                                          3,585     1.800     11/21/02        3,581
Maximilian Capital Corp.                                                   6,028     1.750     11/12/02        6,025
Maximilian Capital Corp.                                                   3,950     1.750     11/15/02        3,947
Maximilian Capital Corp.                                                   5,021     1.810     11/15/02        5,017
Maximilian Capital Corp.                                                   5,016     1.850     11/22/02        5,011
Maximilian Capital Corp.                                                  13,000     1.830     12/16/02       12,970
Maximilian Capital Corp.                                                   9,000     1.850     12/19/02        8,978
Maximilian Capital Corp.                                                  12,499     1.850     01/03/03       12,459
Maximilian Capital Corp.                                                  25,000     1.830     01/15/03       24,905
Moat Funding LLC                                                          25,000     1.800     11/21/02       24,975
Moat Funding LLC                                                           8,450     1.820     11/22/02        8,441
Special Purpose A/R Co-Op Corp. (SPARC)                                   15,000     1.840     11/12/02       14,992
Special Purpose A/R Co-Op Corp. (SPARC)                                   25,000     1.770     11/14/02       24,984
Special Purpose A/R Co-Op Corp. (SPARC)                                   18,000     1.770     11/15/02       17,988
Special Purpose A/R Co-Op Corp. (SPARC)                                   20,000     1.790     11/20/02       19,981
Starbird Funding Corp.                                                    15,997     1.830     11/12/02       15,988
Starbird Funding Corp.                                                    25,000     1.820     11/12/02       24,986
Starbird Funding Corp.                                                    25,000     1.800     11/19/02       24,978
Stellar Funding Corp.                                                      3,587     1.850     11/04/02        3,586
Stellar Funding Corp.                                                      3,000     1.820     11/13/02        2,998
Stellar Funding Corp.                                                      1,342     2.100     11/20/02        1,341
Stellar Funding Corp.                                                      7,738     1.800     11/21/02        7,730
Stellar Funding Corp.                                                      1,346     2.100     11/26/02        1,344
Westways Funding II, Ltd.                                                 15,000     1.820     11/06/02       14,996
Westways Funding II, Ltd.                                                 30,000     1.820     11/13/02       29,982
Westways Funding II, Ltd.                                                  8,664     1.810     11/13/02        8,659
Westways Funding II, Ltd.                                                  5,000     1.810     11/14/02        4,996
Westways Funding II, Ltd.                                                 18,000     1.810     12/11/02       17,963
                                                                                                          ----------

Total Domestic Commercial Paper (amortized cost $248,355)                                                  1,248,355
                                                                                                          ----------
United States Government Agencies - 0.8%
Aid to Chile Guaranteed Note (LIBOR Floater)(E)*                           5,766     1.938     06/01/05        5,768
Aid to INH Portugal Guaranteed Note (LIBOR Floater)(E)*                    9,688     1.870     12/01/17        9,812
                                                                                                          ----------

Total United States Government Agencies (amortized cost $15,580)                                              15,580
                                                                                                          ----------
Yankee Certificate of Deposit - 0.8%
UBS AG Stamford CT                                                        15,000     2.780     03/24/03       14,987
                                                                                                          ----------

Total Yankee Certificate of Deposit (amortized cost $14,987)                                                  14,987
                                                                                                          ----------

Total Investments - 97.4% (amortized cost $1,854,088)                                                      1,854,088
                                                                                                          ----------

6 Money Market Fund

Money Market Fund

Statement of Net Assets, continued--October 31, 2001

                                                                                    Value
                                                                                    (000)
                                                                                      $
------------------------------------------------------------------------------------------
Repurchase Agreement - 2.6%
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party)
  of $50,000 acquired on October 31, 2002 at 1.930% to be repurchased on November 1, 2002, collateralized by:
  $51,301 United States Agency Obligations, valued at $51,000                       50,000
                                                                                ----------

Total Repurchase Agreement (identified cost $50,000)                                50,000
                                                                                ----------

Total Investments and Repurchase Agreement - 100.0%
(cost $1,904,088)(+)                                                             1,904,088

Other Assets and Liabilities - 0.0%                                                    731
                                                                                ----------

Net Assets - 100.0%                                                              1,904,819
                                                                                ==========

* The interest rate for all securities with a maturity date greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(E)  Adjustable or floating rate security.
(+) The identified cost for Federal income tax purposes is the same as shown above.
(n)  Taxable security.
(C)  At net asset value.

Abbreviations:
LIBOR - London Interbank Offered Rate

  See accompanying notes which are an integral part of the financial statements.

                                                             Money Market Fund 7

US Government Money Market Fund

Statement of Net Assets--October 31, 2002

                                                                                       Principal
                                                                                        Amount                  Date         Value
                                                                                         (000)      Rate         of          (000)
                                                                                           $          %       Maturity         $
----------------------------------------------------------------------------------------------------------------------------------
United States Government Agencies - 52.7%
Aid to Chile Guaranteed Note (LIBOR Floater) (E)*                                         2,709     1.938      06/01/05      2,710
Aid to Sri Lanka Guaranteed Note (LIBOR Floater) (E)*                                     2,500     1.870      06/15/12      2,517
Farmer Mac Discount Note                                                                  5,000     1.710      11/15/02      4,997
Farmer Mac Discount Note                                                                 10,000     1.710      11/21/02      9,991
Federal Farm Credit Discount Note                                                         1,235     1.700      11/13/02      1,234
Federal Home Loan Bank                                                                   17,970     1.668      01/17/03     17,968
Federal Home Loan Bank Note                                                               4,000     6.030      11/06/02      4,002
Federal Home Loan Discount Note                                                           1,637     1.700      11/22/02      1,635
Freddie Mac Discount Note                                                                 4,068     1.700      11/19/02      4,064
                                                                                                                           -------

Total Investments - 52.7% (amortized cost $49,118)                                                                          49,118
                                                                                                                           -------

Repurchase Agreements - 47.2%
Agreement with ABN-AMRO Bank N.V. and The Bank of New York (Tri-Party) of $21,996
   acquired October 31, 2002 at 1.920% to be repurchased on November 1, 2002, collateralized by:
   $22,497 United States Agency Obligations, valued at $22,436                                                              21,996
Agreement with HSBC Securities, Inc. and J.P. Morgan Chase & Co. (Tri-Party) of $22,000
   acquired October 31, 2002 at 1.930% to be repurchased on November 1, 2002, collateralized by:
   $32,663 United States Agency Obligations, valued at $22,440                                                              22,000
                                                                                                                           -------

Total Repurchase Agreements (identified cost $43,996)                                                                       43,996
                                                                                                                           -------

Total Investments and Repurchase Agreements - 99.9% (cost $93,114)(+)                                                       93,114

Other Assets and Liabilities, Net - 0.1%                                                                                        68
                                                                                                                           -------

Net Assets - 100.0%                                                                                                         93,182
                                                                                                                           =======

 * The interest rate for all securities with a maturity date greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(E) Adjustable or floating rate security.
(+) The identified cost for Federal income tax purposes is the same as shown above.

Abbreviations:
LIBOR - London Interbank Offered Rate


See accompanying notes which are an integral part of the financial statements.

8 US Government Money Market Fund

Tax Free Money Market Fund

Statement of Net Assets--October 31, 2002

                                                                                   Principal
                                                                                    Amount                  Date         Value
                                                                                     (000)      Rate         of          (000)
                                                                                       $          %       Maturity         $
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Tax-Exempt Obligations - 99.8%
Alabama - 1.1%
Lauderdale County Public Park Recreation Board Revenue Bonds,
  weekly demand (E)                                                                    800       1.850     12/01/20          800
Mobile Industrial Development Board Revenue Bonds, weekly demand (E)                 1,200       1.950     06/01/04        1,200
                                                                                                                       ---------
                                                                                                                           2,000
                                                                                                                       ---------

Arizona - 0.1%
Maricopa County Industrial Development Authority Revenue Bonds,
  weekly demand (E)                                                                    200       2.350     10/01/04          200
                                                                                                                       ---------

Colorado - 1.5%
Castle Pines North Metropolitan District General Obligation Limited,
  weekly demand (E)                                                                  1,000       1.950     12/01/28        1,000
SBC Metropolitan District General Obligation Limited, semi-annual demand (E)         1,670       2.000     12/01/17        1,670
                                                                                                                       ---------
                                                                                                                           2,670
                                                                                                                       ---------

Delaware - 0.6%
Delaware State Economic Development Authority Economic Development Revenue Bonds,
  weekly demand (E)                                                                    650       1.900     12/01/15          650
Delaware State Economic Development Authority Economic Development Revenue Bonds,
  weekly demand (E)                                                                    400       1.900     05/01/15          400
                                                                                                                       ---------
                                                                                                                           1,050
                                                                                                                       ---------

District of Columbia - 0.5%
District of Columbia Revenue Bonds, weekly demand (E)                                  900       1.950     12/01/23          900
                                                                                                                       ---------

Florida - 3.8%
Alachua County Florida Revenue Bonds, monthly demand (E)                               720       1.550     01/01/12          720
Alachua County Health Facility Authority Continuing Care Revenue Bonds,
  weekly demand (E)                                                                  1,100       1.850     10/01/32        1,100
Florida Rural Utility Financing Commission Revenue Notes                               975       2.750     10/15/03          986
Fort Pierce Florida Revenue Bonds, weekly demand (E)                                   300       1.850     10/01/17          300
Orange County Industrial Development Authority Revenue Bonds,
  semi-annual demand (E)                                                             2,620       1.700     10/01/15        2,620
Orange County Industrial Development Authority Revenue Bonds,
  weekly demand (E)                                                                    950       1.550     01/01/11          950
                                                                                                                       ---------
                                                                                                                           6,676
                                                                                                                       ---------

Georgia - 3.4%
Fulton County Development Authority Revenue Bonds, weekly demand (E)                   400       1.850     02/01/16          400
Fulton County Housing Authority Revenue Bonds, weekly demand (E)                     1,000       1.850     06/01/23        1,000
Gwinnett County Development Authority Revenue Bonds, weekly demand (E)                  65       1.850     03/01/17           65
Gwinnett County Development Authority Revenue Bonds, weekly demand (E)                 700       1.850     03/01/21          700
Macon-Bibb County Hospital Authority Revenue Bonds, weekly demand (E)                2,300       1.850     12/01/18        2,300
Thomasville Hospital Authority Revenue Bonds, weekly demand (E)                      1,400       1.850     11/01/17        1,400
                                                                                                                       ---------
                                                                                                                           5,865
                                                                                                                       ---------

Illinois - 12.0%
Chicago Illinois General Obligation Unlimited, weekly demand (E)(u)                  3,000       1.850     01/01/37        3,000
East Peoria Illinois Revenue Bonds, weekly demand (E)                                1,265       2.100     06/01/08        1,265
Illinois Development Finance Authority Revenue Bonds, weekly demand (E)                900       2.000     04/01/21          900
Illinois Development Finance Authority Revenue Bonds, weekly demand (E)                700       1.500     08/01/25          700
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (E)             200       2.050     10/01/31          200

10 Tax Free Money Market Fund

Tax Free Money Market Fund

Statement of Net Assets, continued--October 31, 2002

                                                                               Principal
                                                                                Amount                    Date       Value
                                                                                 (000)        Rate         of        (000)
                                                                                   $            %       Maturity       $
--------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (E)       1,500        1.900     03/01/27     1,500
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (E)       2,600        1.850     04/01/31     2,600
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (E)       4,000        1.850     08/01/30     4,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (E)            2,200        2.050     01/01/20     2,200
Illinois State Health Facilities Authority Revenue, daily demand (E)             1,800        2.250     08/15/25     1,800
Oakbrook Terrace Illinois Revenue Bonds, weekly demand (E)                       2,100        1.550     12/01/25     2,100
Troy Grove Illinois Revenue Bonds, weekly demand (E)                               750        2.800     05/01/10       750
                                                                                                                  --------
                                                                                                                    21,015
                                                                                                                  --------
Indiana - 4.8%
Indiana Bond Bank Revenue Notes                                                  3,700        2.000     01/22/03     3,705
Indiana Development Finance Authority Revenue Bonds, weekly demand (E)             150        2.000     09/01/26       150
Indiana Health Facility Financing Authority Revenue Bonds, weekly demand (E)     1,800        1.850     04/01/12     1,800
North Side High School Building Corp. Notes                                      1,150        2.050     04/15/03     1,150
Vigo County School Corp. Notes                                                   1,500        2.300     12/30/02     1,501
                                                                                                                  --------
                                                                                                                     8,306
                                                                                                                  --------
Iowa - 5.5%
Chillicothe Iowa Revenue Bonds, weekly demand (E)                                2,400        2.000     01/01/23     2,400
Council Bluffs Iowa Revenue Bonds, weekly demand (E)                             1,500        2.000     01/01/25     1,500
Iowa Finance Authority Revenue Bonds, weekly demand (E)                            670        2.000     04/01/05       670
Louisa County Iowa Revenue Bonds, weekly demand (E)                              2,200        1.950     09/01/16     2,200
Storm Lake Iowa Revenue Bonds, weekly demand (E)                                 2,900        2.000     12/01/03     2,900
                                                                                                                  --------
                                                                                                                     9,670
                                                                                                                  --------

Kansas - 2.8%
Kansas Development Finance Authority Revenue Bonds, weekly demand (E)            2,000        2.000     12/01/18     2,000
Kansas Development Finance Authority Revenue Bonds, weekly demand (E)            2,900        2.000     12/01/34     2,900
                                                                                                                  --------
                                                                                                                     4,900
                                                                                                                  --------

Kentucky - 2.7%
Jefferson County Kentucky Revenue Bonds, weekly demand (E)                         895        2.000     01/01/19       895
Jefferson County Kentucky Revenue Bonds, weekly demand (E)                       1,900        1.880     10/01/19     1,900
Kentucky Area Development Districts Revenue Bonds, weekly demand (E)               490        2.050     12/01/31       490
McCreary County Kentucky Revenue Bonds, weekly demand (E)                        1,390        2.100     04/01/13     1,390
                                                                                                                  --------
                                                                                                                     4,675
                                                                                                                  --------

Maryland - 0.9%
Maryland State Economic Development Corporation Revenue Bonds,
   weekly demand (E)                                                               735        1.850     09/01/24       735
Montgomery County Maryland, monthly demand (E)                                     890        1.650     04/01/14       890
                                                                                                                  --------
                                                                                                                     1,625
                                                                                                                  --------

Massachusetts - 1.3%
Blackstone Valley Vocational Regional School District General Obligation
   Unlimited Notes                                                               1,000        2.500     07/15/03     1,004
Massachusetts State General Obligation Unlimited, weekly demand (E)              1,200        1.800     09/01/16     1,200
                                                                                                                  --------
                                                                                                                     2,204
                                                                                                                  --------

                                                   Tax Free Money Market Fund 11

Tax Free Money Market Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                Principal
                                                                                 Amount                    Date       Value
                                                                                  (000)       Rate          of        (000)
                                                                                    $           %        Maturity*      $
---------------------------------------------------------------------------------------------------------------------------
Michigan - 3.9%
Farmington Hills Hospital Finance Authority Revenue Bonds,
   weekly demand (E)(u)                                                             350       2.000      02/15/16       350
Lansing Economic Development Corp. Revenue Bonds, semi-annual demand (E)          1,690       1.950      05/01/15     1,690
Michigan State Housing Development Authority, weekly demand (E)                   1,000       1.975      06/01/04     1,000
Michigan State Job Development Authority Revenue Bonds, monthly demand (E)        1,900       1.650      11/01/14     1,900
Northern Michigan University Revenue Bonds, weekly demand (E)(u)                    500       2.000      06/01/31       500
Northville Township Economic Development Corp. Revenue Bonds,
   weekly demand (E)                                                                500       1.925      05/01/14       500
Oakland County Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)                                                           800       1.800      08/01/15       800
                                                                                                                    -------
                                                                                                                      6,740
                                                                                                                    -------

Minnesota - 4.1%
Austin Minnesota Revenue Bonds, weekly demand (E)                                 1,400       1.950      12/01/13     1,400
Duluth Economic Development Authority Revenue Bonds, weekly demand (E)            1,300       2.050      06/01/19     1,300
Minneapolis Minnesota Revenue Bonds, weekly demand (E)                              900       2.100      05/01/26       900
Minnesota School District Capital Equipment Borrowing Program
   Certificate of Participation                                                   2,200       2.250      08/20/03     2,214
St. Paul Housing & Redevelopment Authority Revenue Bonds, weekly demand (E)       1,300       2.000      08/01/25     1,300
                                                                                                                    -------
                                                                                                                      7,114
                                                                                                                    -------

Missouri - 9.7%
Clayton Industrial Development Authority Revenue Bonds, weekly demand (E)         1,000       2.000      01/01/09     1,000
Jackson County Industrial Development Authority Revenue Bonds,
   weekly demand (E)                                                                385       2.100      11/01/16       385
Kansas City Industrial Development Authority Revenue Bonds, weekly demand (E)     3,500       2.200      10/01/15     3,500
Kansas City Industrial Development Authority Revenue Bonds, weekly demand (E)       300       1.950      04/01/27       300
Missouri State Health & Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                              2,500       2.100      11/01/29     2,500
Missouri State Health & Educational Facilities Authority Revenue Notes            1,500       2.250      10/24/03     1,509
Missouri State Health & Educational Facilities Authority Revenue Notes            1,625       2.250      10/24/03     1,635
Missouri State Health & Educational Facilities Authority Revenue Notes            1,200       2.250      10/24/03     1,208
Missouri State Health & Educational Facilities Authority Revenue Notes            1,400       2.250      10/24/03     1,409
St. Charles County Industrial Development Authority Revenue Bonds,
   weekly demand (E)                                                              2,300       1.950      12/01/27     2,300
University of Missouri Revenue, Series B, weekly demand (E)                       1,200       1.100      11/01/30     1,200
                                                                                                                    -------
                                                                                                                     16,946
                                                                                                                    -------

Multi State - 1.6%
Greystone Municipal Lease Certificate Trust Certificate of Participation,
   weekly demand (E)(a)                                                             990       2.020      07/01/05       990
Greystone Revenue Bond Certificate Trust, weekly demand (E)(e)                    1,200       2.030      05/01/28     1,200
McDonald Tax Exempt, semi-annual demand (E)(u)                                      525       2.100      01/15/09       525
                                                                                                                    -------
                                                                                                                      2,715
                                                                                                                    -------

North Carolina - 1.1%
Mcdowell County Industrial Facilities & Pollution Control Financing Authority
   Revenue Bonds, weekly demand (E)                                               2,000       1.900      05/01/22     2,000
                                                                                                                    -------

12 Tax Free Money Market Fund

Tax Free Money Market Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                Principal
                                                                                 Amount                    Date       Value
                                                                                  (000)      Rate           of        (000)
                                                                                    $          %         Maturity       $
---------------------------------------------------------------------------------------------------------------------------
Ohio - 10.3%
Allen County Ohio General Obligation Limited Notes                                  945      1.780       09/10/03       946
American Municipal Power-Ohio Inc. Notes                                          1,575      2.300       11/26/02     1,575
American Municipal Power-Ohio Inc. Revenue Notes                                  1,967      2.250       12/04/02     1,967
American Municipal Power-Ohio Inc. Revenue Notes                                    525      1.800       07/16/03       525
American Municipal Power-Ohio Inc. Revenue Notes                                    750      1.650       08/06/03       750
Athens County Port Authority Revenue Bonds, weekly demand (E)                       890      1.900       06/01/32       890
Clermont County Ohio Revenue Bonds, semi-annual demand (E)                          345      2.000       12/01/09       345
Clermont County Ohio Revenue Bonds, semi-annual demand (E)                          500      2.000       05/01/12       500
Cuyahoga County Ohio Revenue Bonds, weekly demand (E)(u)                          3,920      1.850       01/15/29     3,920
Kirtland Ohio General Obligation Limited Notes                                    1,454      1.800       08/07/03     1,456
Montgomery County Ohio Revenue Bonds, weekly demand (E)                           2,000      1.950       11/15/22     2,000
Scioto County Ohio Revenue Bonds, weekly demand (E)                                 595      1.850       12/01/15       595
Shaker Heights Ohio General Obligation Limited Notes                              1,000      2.250       07/10/03     1,005
Stark County Ohio Revenue Bonds, weekly demand (E)                                1,385      1.550       09/15/16     1,385
Trumbull County Ohio Revenue Bonds, weekly demand (E)                               175      1.950       04/01/04       175
                                                                                                                    -------
                                                                                                                     18,034
                                                                                                                    -------

Oklahoma - 0.7%
Tulsa County Industrial Authority Revenue Bonds, semi-annual demand (E)           1,250      2.800       12/15/08     1,250
                                                                                                                    -------

Oregon - 1.3%
Hillsboro Oregon Revenue Bonds, weekly demand (E)                                 1,350      1.900       08/01/11     1,350
Oregon State Revenue Notes                                                        1,000      3.250       05/01/03     1,006
                                                                                                                    -------
                                                                                                                      2,356
                                                                                                                    -------

Pennsylvania - 8.3%
Allegheny County Pennsylvania General Obligation Unlimited, annual demand (E)     3,000      2.050       05/01/27     3,000
Allegheny County Pennsylvania General Obligation Unlimited Notes                  2,500      3.250       12/20/02     2,504
Berks County Industrial Development Authority, weekly demand (E)                  1,350      1.900       12/01/04     1,350
Dauphin County General Authority Revenue Bonds, weekly demand (E)(u)                655      1.950       10/01/27       655
Hazleton Area Industrial Development Authority Revenue Bonds,
   weekly demand (E)                                                                795      1.900       10/01/24       795
McCandless Industrial Development Authority, weekly demand (E)                    1,730      1.900       01/01/30     1,730
Montgomery County Redevelopment Authority Revenue Bonds, weekly demand (E)        2,000      1.800       08/15/31     2,000
Moon Industrial Development Authority, weekly demand (E)                          1,000      1.900       11/01/10     1,000
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds,
   weekly demand (E)                                                              1,470      1.900       06/01/14     1,470
                                                                                                                    -------
                                                                                                                     14,504
                                                                                                                    -------

Tennessee - 5.4%
Franklin County Health & Educational Facilities Board Revenue Bonds,
   semi-annual demand (E)                                                         1,315      1.500       09/01/10     1,315
Knox County Health Educational & Housing Facilities Board Revenue Bonds,
   weekly demand (E)                                                                320      1.850       03/01/19       320
Knox County Industrial Development Board Revenue Bonds, weekly demand (E)(u)      4,200      1.650       12/01/14     4,199
Metropolitan Government Nashville & Davidson County Industrial Development
   Board Revenue Bonds, weekly demand (E)                                         2,500      1.850       07/01/22     2,500
Wilson County Industrial Development Board, weekly demand (E)                     1,100      1.940       07/01/26     1,100
                                                                                                                    -------
                                                                                                                      9,434
                                                                                                                    -------

Utah - 2.0%
Utah Transit Authority Revenue Bonds, weekly demand (E)                           3,500      1.850       09/01/32     3,500
                                                                                                                    -------

                                                   Tax Free Money Market Fund 13

Tax Free Money Market Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                   Principal
                                                                                    Amount                    Date        Value
                                                                                     (000)        Rate         of         (000)
                                                                                       $            %       Maturity*       $
-------------------------------------------------------------------------------------------------------------------------------
Vermont - 2.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds,
   weekly demand (E)                                                                  2,200       1.950     06/01/22      2,200
Vermont Educational & Health Buildings Financing Agency Revenue Bonds,
   weekly demand (E)                                                                  1,955       1.900     10/01/25      1,955
                                                                                                                       --------
                                                                                                                          4,155
                                                                                                                       --------

Washington - 2.8%
Snohomish County School District No. 2 Everett General Obligation Unlimited             895       4.500     06/01/03        910
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)                                                                  2,800       2.000     01/01/27      2,800
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)                                                                  1,190       1.950     08/01/24      1,190
                                                                                                                       --------
                                                                                                                          4,900
                                                                                                                       --------

West Virginia - 0.6%
Marshall County West Virginia Revenue Bonds, weekly demand (E)                        1,000       2.000     03/01/26      1,000
                                                                                                                       --------

Wisconsin - 3.7%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                                  1,800       1.950     06/01/19      1,800
Wisconsin State Health & Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                                    900       2.000     10/01/29        900
Wisconsin State Health & Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                                  3,500       2.000     08/15/30      3,500
Wisconsin State Health & Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                                    200       2.050     10/01/30        200
                                                                                                                       --------
                                                                                                                          6,400
                                                                                                                       --------

Wyoming - 0.9%
Campbell County School District No. 1 Gilette General Obligation Unlimited Notes      1,500       2.500     06/26/03      1,503
                                                                                                                       --------

Total Investments - 99.8%
(amortized cost $174,307) (+)                                                                                           174,307

Other Assets and Liabilities, Net - 0.2%                                                                                    316
                                                                                                                       --------

Net Assets - 100.0%                                                                                                     174,623
                                                                                                                       --------

* All securities with a maturity date greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded resulting in an effective maturity of thirteen months or less.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(p)  Bond is insured by a guarantor.
(+)  The cost for federal income tax purposes is the same as shown above.
(a) Multi-State bond issue including Alabama, California, Colorado, Connecticut, Florida, Georgia, Illinois, Indiana, Kansas, Kentucky, Massachusetts, Maine, Michigan, Minnesota, New Hampshire, New Jersey, New York, Ohio, Oklahoma, Pennsylvania, South Carolina, Texas, and Virginia.
(e) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Tennessee, and Virginia.
(u)  Multi-State bond issue including Michigan, Ohio and Pennsylvania.


See accompanying notes which are an integral part of the financial statements.

14 Tax Free Money Market Fund

Tax Free Money Market Fund

Statement of Net Assets, continued--October 31, 2002

Quality Ratings as a % of Market Value++ (Unaudited)
P-1 / A-1; MIG1 / SP-1 / F-1 or equivalent           100 %
                                                 ===========

Economic Sector Emphasis as a % of Market Value  (Unaudited)
Hospital                                              16 %
Corporate                                             14
Cashflow Note                                         13
Multi-Family Housing Bond                             12
Non-Profit                                            12
Education (colleges and universities)                  8
General Obligation                                     6
Bond Anticipation Note                                 4
Investor Owned Utility                                 4
Annual Appropriation                                   3
Nursing Home                                           3
Revenue Bond                                           2
Special Tax                                            2
Asset Backed                                           1
                                                 -----------
                                                     100 %
                                                 ===========

++   A-1:  A short-term obligation rated A-1 is rated in the highest category by
           Standard & Poor's for commercial paper obligations. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
     F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added "+" to denote any exceptionally strong credit feature.)
     MIG1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.
     P-1: The highest tax-exempt rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."
     SP-1: The highest short-term municipal note credit rating given by Standard
           & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

  See accompanying notes which are an integral part of the financial statements.

                                                   Tax Free Money Market Fund 15

Statement of Assets and Liabilities--October 31, 2002

Amounts in thousands (except per share amounts)

                                                                Money Market          US Government           Tax Free
                                                                    Fund            Money Market Fund     Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------
Assets

Investments at amortized cost which approximates market        $     1,854,088       $        49,118       $       174,307
Repurchase agreements*                                                  50,000                43,996                    --
Receivables:
   Dividends and interest                                                3,640                   241                   601
   Fund shares sold                                                         55                    --                    --
Prepaid expenses                                                            --                     5                    --
                                                               ---------------       ---------------       ---------------
Total assets                                                         1,907,783                93,360               174,908
                                                               ---------------       ---------------       ---------------
Liabilities
Payables:
   Accrued fees to affiliates                                              206                    40                    30
   Other accrued expenses                                                    4                    --                    27
   Dividends                                                             2,754                   138                   228
                                                               ---------------       ---------------       ---------------
Total liabilities                                                        2,964                   178                   285
                                                               ---------------       ---------------       ---------------
Net Assets                                                     $     1,904,819       $        93,182       $       174,623
Net Assets Consist of:                                         ===============       ===============       ===============

Accumulated net realized gain (loss)                           $          (126)      $           (26)      $          (122)
Shares of beneficial interest                                           19,049                   932                 1,747
Additional paid-in capital                                           1,885,896                92,276               172,998
                                                               ---------------       ---------------       ---------------
Net Assets                                                     $     1,904,819       $        93,182       $       174,623
                                                               ===============       ===============       ===============
Net Asset Value, offering and redemption price per share:
   Net asset value per share**                                 $          1.00       $          1.00       $          1.00
   Net assets                                                  $ 1,904,819,499       $    93,181,781       $   174,622,932
   Shares outstanding ($.01 par value)                           1,904,944,425            93,207,972           174,745,024

________________________
*  Repurchase agreements - cost                                $        50,000       $        43,996       $            --

** Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

16 Frank Russell Investment Company Money Market Funds

Statement of Operations--For the Fiscal Year Ended October 31, 2002

Amounts in thousands

                                                         Money Market       US Government           Tax Free
                                                             Fund         Money Market Fund    Money Market Fund
-----------------------------------------------------------------------------------------------------------------
Investment Income
   Dividends                                             $    1,447         $       --           $       --
   Interest                                                  36,976              1,601                3,104
                                                        -----------         ----------           ----------
Total investment income                                      38,423              1,601                3,104
                                                        -----------         ----------           ----------
Expenses
   Advisory fees                                              3,875                161                  352
   Administrative fees                                          969                 40                   88
   Custodian fees                                               478                 36                   86
   Transfer agent fees                                          198                 70                   19
   Professional fees                                             24                  4                    4
   Registration fees                                             75                 19                   30
   Trustees' fees                                                15                 15                   15
   Miscellaneous                                                 52                 15                   15
                                                        -----------         ----------           ----------
   Expenses before reductions                                 5,686                360                  609
   Expense reductions                                        (2,932)              (153)                (177)
                                                        -----------         ----------           ----------
Net expenses                                                  2,754                207                  432
                                                        -----------         ----------           ----------
Net investment income (loss)                                 35,669              1,394                2,672
                                                        -----------         ----------           ----------
Net Realized Gain (Loss)
Net realized gain (loss) on investments                          26                 (2)                  --
                                                        -----------         ----------           ----------
Net Increase (Decrease) in Net Assets from Operations    $   35,695         $    1,392           $    2,672
                                                        ===========         ==========           ==========

  See accompanying notes which are an integral part of the financial statements.

                          Frank Russell Investment Company Money Market Funds 17

Statement of Changes in Net Assets--For the Fiscal Years Ended October 31,

Amounts in thousands

                                                                                     Money Market
                                                                                        Fund
                                                                               2002              2001
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations
   Net investment income (loss)                                            $     35,669       $    93,018
   Net realized gain (loss)                                                          26               (36)
                                                                           ------------       -----------
Net increase (decrease) in net assets from operations                            35,695            92,982
                                                                           ------------       -----------
Distributions
   From net investment income                                                   (35,669)          (93,018)
                                                                           ------------       -----------
Share Transactions
   Net increase (decrease) in net assets from share transactions                 18,052           129,347
                                                                           ------------       -----------

Total Net Increase (Decrease) in Net Assets                                      18,078           129,311

Net Assets
   Beginning of period                                                        1,886,741         1,757,430
                                                                           ------------       -----------

   End of period                                                           $  1,904,819       $ 1,886,741
                                                                           ============       ===========

See accompanying notes which are an integral part of the financial statements.

18 Frank Russell Investment Company Money Market Funds

                  US Government                                  Tax Free
                Money Market Fund                            Money Market Fund
               2002           2001                          2002          2001
--------------------------------------------------------------------------------
            $   1,394           $   4,411          $   2,672          $   5,640
                   (2)                (15)                --                (60)
            ---------           ---------          ---------          ---------
                1,392               4,396              2,672              5,580
            ---------           ---------          ---------          ---------

               (1,394)             (4,411)            (2,672)            (5,640)
            ---------           ---------          ---------          ---------

              (15,700)             27,583             (6,076)            10,951
            ---------           ---------          ---------          ---------

              (15,702)             27,568             (6,076)            10,891


              108,884              81,316            180,699            169,808
            ---------           ---------          ---------          ---------
            $  93,182           $ 108,884          $ 174,623          $ 180,699
            =========           =========          =========          =========

  See accompanying notes which are an integral part of the financial statements.

                          Frank Russell Investment Company Money Market Funds 19

Financial Highlights--For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.

                                         $                $               $                $                                $
                                  Net Asset Value,       Net         Total Income    Distributions          $              Net
                                    Beginning of      Investment         From          from Net           Total        Asset Value,
                                       Period        Income (Loss)    Operations   Investment Income  Distributions   End of Period
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund

Class S
October 31, 2002                       1.0000           .0185          .0185            (.0185)          (.0185)         1.0000
October 31, 2001                       1.0000           .0483          .0483            (.0483)          (.0483)         1.0000
October 31, 2000 (1)                   1.0000           .0519          .0519            (.0519)          (.0519)         1.0000
December 31, 1999                      1.0000           .0515          .0515            (.0515)          (.0515)         1.0000
December 31, 1998                      1.0000           .0553          .0553            (.0553)          (.0553)         1.0000
December 31, 1997                      1.0000           .0563          .0563            (.0563)          (.0563)         1.0000
------------------------------------------------------------------------------------------------------------------------------------
US Government Money Market Fund

Class S
October 31, 2002                       1.0000           .0173          .0173            (.0173)          (.0173)         1.0000
October 31, 2001                       1.0000           .0446          .0446            (.0446)          (.0446)         1.0000
October 31, 2000 (1)                   1.0000           .0500          .0500            (.0500)          (.0500)         1.0000
December 31, 1999                      1.0000           .0483          .0483            (.0483)          (.0483)         1.0000
December 31, 1998                      1.0000           .0520          .0520            (.0520)          (.0520)         1.0000
December 31, 1997                      1.0000           .0545          .0545            (.0545)          (.0545)         1.0000
------------------------------------------------------------------------------------------------------------------------------------
Tax Free Money Market Fund

Class S
October 31, 2002                       1.0000           .0152          .0152            (.0152)          (.0152)         1.0000
October 31, 2001                       1.0000           .0317          .0317            (.0317)          (.0317)         1.0000
October 31, 2000 (1)                   1.0000           .0333          .0333            (.0333)          (.0333)         1.0000
December 31, 1999                      1.0000           .0326          .0326            (.0326)          (.0326)         1.0000
December 31, 1998                      1.0000           .0331          .0331            (.0331)          (.0331)         1.0000
December 31, 1997                      1.0000           .0355          .0355            (.0355)          (.0355)         1.0000
------------------------------------------------------------------------------------------------------------------------------------

(1)  For the ten months ended October 31, 2000.
(a)  Periods less than one year are not annualized
(b)  The ratios for periods less than one year are annualized.


See accompanying notes which are an integral part of the financial statements.

20 Frank Russell Investment Company Money Market Funds

                                           %                     %                 %
                        $          Ratio of Expenses   Ratio of Expenses     Ratio of Net
      %            Net Assets,        to Average           to Average      Investment Income
    Total         End of Period       Net Assets,          Net Assets,        to Average
  Return (a)          (000)             Net (b)             Gross (b)        Net Assets (b)
 --------------------------------------------------------------------------------------------
  1.87           1,904,819             .14                 .29                  1.84
  4.94           1,886,741             .14                 .29                  4.78
  5.32           1,757,430             .17                 .32                  6.23
  5.27           2,026,717             .17                 .32                  5.15
  5.69           1,605,026             .16                 .31                  5.54
  5.79             926,283             .08                 .30                  5.65
 --------------------------------------------------------------------------------------------

  1.74              93,182             .25                 .45                  1.73
  4.55             108,884             .37                 .63                  4.43
  5.12              81,316             .32                 .58                  5.91
  4.93             190,150             .30                 .54                  4.83
  5.34             166,224             .32                 .55                  5.20
  5.59             187,412             .20                 .41                  5.44
 --------------------------------------------------------------------------------------------

  1.53             174,623             .25                 .35                  1.52
  3.22             180,699             .30                 .40                  3.17
  3.38             169,808             .34                 .44                  3.96
  3.31             246,695             .21                 .31                  3.28
  3.36             194,663             .34                 .44                  3.29
  3.61             130,725             .28                 .38                  3.55
 --------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                          Frank Russell Investment Company Money Market Funds 21

Frank Russell Investment Company
Money Market Funds

Notes to Financial Statements--October 31, 2002

1. Organization

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. Significant Accounting Policies

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   The Money Market, US Government Money Market and the Tax Free Money Market Funds' portfolio investments comply with Rule 2a-7 of the Investment Company Act of 1940, as amended. Accordingly, each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/premium is assumed. The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Interest income is recorded on the accrual basis.

   Federal income taxes

   As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   The Money Market, US Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Repurchase agreements

   The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

22 Notes to Financial Statements

Frank Russell Investment Company
Money Market Funds

Notes to Financial Statements, continued--October 31, 2002

3. Related Parties
   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Investment Company Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Money Market and Tax Free Money Market Funds. As of October 31, 2002, approximately $806,797,000 and $2,469,000, respectively, represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $595,000,000 is invested in the Money Market Fund.

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $4,388,352 and $1,097,092, respectively, for the year ended October 31, 2002.

                                             Annual Rate
                                        Advisor     Administrator
   -----------------------------------------------------------------
   Money Market                         0.20%           0.05%
   US Government Money Market           0.20            0.05
   Tax Free Money Market                0.20            0.05

   The Advisor has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fees for the Money Market Fund. The amount of such waiver for the year ended October 31, 2002 was $2,906,032.

   The Advisor has contractually agreed to waive a portion of its combined advisory and administrative fees for the US Government Money Market Fund, up to the full amount of those fees, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. The amount of such waiver for the year ended October 31, 2002 was $151,294.

   The Advisor has contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund. The amount of such waiver for the year ended October 31, 2002 was $176,103.

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended October 31, 2002, the Fund's custodian fees were reduced by the following amounts under these arrangements:

   Money Market                                $ 26,305
   US Government Money Market                     1,423
   Tax Free Money Market                          1,112

   Transfer agent

   The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds listed for the year ended October 31, 2002 were $287,253.

   Board of Trustees

   The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Investment Company. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

                                                Notes to Financial Statements 23

Frank Russell Investment Company
Money Market Funds

Notes to Financial Statements, continued--October 31, 2002

4. Federal Income Taxes
   At October 31, 2002, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                          10/31/03    10/31/04   10/31/05
   ------------------------------------------------------------------------
   Money Market                           $ 15,247    $    814   $     --
   US Government Money Market                4,913       3,331      1,570
   Tax Free Money Market                        --          --         --

                                      10/31/06    10/31/07    10/31/08    10/31/09    10/31/10       Totals
   ------------------------------------------------------------------------------------------------------------
   Money Market                     $    3,246  $   12,599   $ 106,731  $   35,378   $      --     $ 174,015
   US Government Money Market              762       1,782       8,484      15,034       2,688        38,564
   Tax Free Money Market                    --          --      68,310      59,628          19       127,957

5. Fund Share Transactions
   Share transactions for the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

                                   On a Constant Dollar Basis (000)

   Money Market                           2002             2001
     Proceeds from shares sold      $ 14,028,061     $ 21,213,174
     Proceeds from reinvestment
        of distributions                   5,903           35,318
     Payments for shares redeemed    (14,015,912)     (21,119,145)
                                    ------------     ------------
     Total net increase (decrease)  $     18,052     $    129,347
                                    ============     ============
   US Government Money Market
     Proceeds from shares sold      $    112,986     $    302,041
     Proceeds from reinvestment
        of distributions                   1,200            4,089
     Payments for shares redeemed       (129,886)        (278,547)
                                    ------------     ------------
     Total net increase (decrease)  $    (15,700)    $     27,583
                                    ============     ============
   Tax Free Money Market
     Proceeds from shares sold      $    357,537     $    307,320
     Proceeds from reinvestment
        of distributions                   1,625            3,784
     Payments for shares redeemed       (365,238)        (300,153)
                                    ------------     ------------
     Total net increase (decrease)  $     (6,076)    $     10,951
                                    ============     ============
6. Line of Credit
   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 26, 2002. The Funds did not have any drawdowns during the year ended October 31, 2002.

7. Beneficial Interest
   As of October 31, 2002, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                                %            %
   -------------------------------------------------------------------
   Money Market                                31.3         --
   US Government Money Market                  38.8         27.5
   Tax Free Money Market                       53.5         30.0

24 Notes to Financial Statements

Report of Independent Accountants


To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each series of Frank Russell Investment Company (in this report comprised of Money Market, US Government Money Market, and Tax Free Money Market (the "Funds")) at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PriceWaterhouseCoopers LLC
Seattle, Washington
December 16, 2002

                                            Report of Independent Accountants 25

Frank Russell Investment Company
Money Market Funds

Tax Information--October 31, 2002 (Unaudited)

Of the dividends paid by the Tax Free Money Market Fund from the net investment income for the taxable year ended October 31, 2002, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and for purposes of the federal alternative minimum tax.

Please consult a tax advisor for any questions about federal or state income tax laws.

26 Tax Information

Frank Russell Investment Company
Money Market Funds

Disclosure of Information about Fund Directors--October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 31 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      No. of
                                                                                                    Portfolios
                                                                                                    in Russell
                          Position(s) Held                                                             Fund
         Name,              with Fund and       Term                 Principal Occupation(s)         Complex           Other
          Age,                Length of          of                        During the                Overseen    Directorships Held
        Address              Time Served       Office                     Past 5 Years              by Trustee       by Trustee
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
------------------------------------------------------------------------------------------------------------------------------------
*George F. Russell, Jr.,  Trustee Emeritus  Appointed until    .  Currently, Chairman Emeritus,          36         None
 Born July 3, 1932        and Chairman      successor is          FRC
                                            duly elected and   .  Currently, Chairman Emeritus,
                                            qualified             FRIC and RIF
909 A Street              Emeritus since                       .  From 1984 to December 1998,
Tacoma, Washington        1999                                    Chairman of the Board of FRIC
98402-1616                                                        and RIF
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,        Trustee since     Appointed until    .  Vice Chairman, FRC;                    36         .  Trustee, The
Born April 22, 1939       1987              successor is       .  Chairman of the Board,                               SSgA Funds
                                            duly elected and      Trustee, FRIC and RIF;                               (investment
909 A Street                                qualified          .  CEO and Chairman of the Board,                       company);
Tacoma, Washington                                                Russell Fund Distributors, Inc.
98402-1616                Chairman of the   Until successor       and FRIMCo;
                          Board since 1999  is chosen and      .  Trustee, President and Chairman
                                            qualified by          of the Board, SSgA Funds
                                            trustees              (investment company) Trustee
                                                                  and Chairman of the Board,
                                                                  Frank Russell Trust Company
                                                               .  Until October 2002, President
                                                                  and CEO, FRIC and RIF
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Michael J.A. Phillips,   Trustee since     Appointed until    .  Chairman of the Board, President       36         None
Born January 20, 1948     January 2, 2002   successor is          President and CEO, FRC
                                            duly elected and   .  Trustee, FRIC and RIF
909 A Street                                qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
------------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,         Trustee since     Appointed until    .  1996 to present, President,            36         None
Born October 15, 1931     1984              successor is          Anderson Management Group LLC
                                            duly elected and      (private investments consulting)
909 A Street                                qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,        Trustee since     Appointed until    .  Retired since 1997                     36         None
Born December 1, 1919     1985              successor is       .  Until 1997, President, Paul
                                            duly elected and      Anton and Associates (Marketing
909 A Street                                qualified             Consultant on emerging
Tacoma, Washington                                                international markets for small
98402-1616                                                        corporations)
------------------------------------------------------------------------------------------------------------------------------------

* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                               Disclosure of Information about Fund Directors 27

Frank Russell Investment Company
Money Market Funds

Disclosure of Information about Fund Directors, continued--October 31, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           No. of
                                                                                                         Portfolios
                                                                                                         in Russell
                            Position(s) Held                                                                Fund          Other
         Name,                with Fund and           Term              Principal Occupation(s)           Complex     Directorships
          Age,                  Length of              of                     During the                  Overseen         Held
        Address                Time Served           Office                  Past 5 Years                by Trustee     by Trustee
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
--------------------------------
------------------------------------------------------------------------------------------------------------------------------------
William E. Baxter,         Trustee since 1984   Appointed until      . Retired since 1986                     36      None
Born June 8, 1925                               successor is
                                                duly elected and
909 A Street                                    qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake,          Trustee since 2000   Appointed until      . President, Kristianne Gates Blake,     36      . Trustee,
Born January 22, 1954                           successor is           P.S. (accounting services)                       WM Group
                                                duly elected and                                                        of Funds
909 A Street                                    qualified                                                               (investment
Tacoma, Washington                                                                                                      company);
98402-1616                                                                                                            . Director,
                                                                                                                        Avista Corp.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,           Trustee since 1984   Appointed until      . Retired since 1995                     36      None
Born October 6, 1930                            successor is
                                                duly elected and
909 A Street                                    qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,         Trustee since 1984   Appointed until      . Retired since 1981                     36      None
Born May 5, 1926                                successor is
                                                duly elected and
909 A Street                                    qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.   Trustee since 2000   Appointed until      . Currently, President, Simpson          36      None
Born December 21, 1955                          successor is           Investment Company and several
                                                duly elected and       additional subsidiary companies,
909 A Street                                    qualified              including Simpson Timber Company,
Tacoma, Washington                                                     Simpson Paper Company and
98402-1616                                                             Simpson Tacoma Kraft Company
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Julie W. Weston            Trustee since 2002   Appointed until      . Retired since 2000                     36      None
Born October 2, 1943                            successor is           1997 to 2000, Arbitrator,
                                                duly elected and       The American Arbitration
909 A Street                                    qualified              Association Commercial Panel
Tacoma, Washington                                                     1995 to 1999, Hearing Officer,
98402-1616                                                             University of Washington
                                                                       1987 to 1997, Consulting Attorney
------------------------------------------------------------------------------------------------------------------------------------

28 Disclosure of Information about Fund Directors

Frank Russell Investment Company
Money Market Funds

Disclosure of Information about Fund Directors, continued--October 31, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                       Position(s) Held
         Name,           with Fund and         Term                               Principal Occupation(s)
          Age,             Length of            of                                      During the
        Address           Time Served         Office                                   Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Swanson,       Treasurer and      Until successor   . Treasurer and Chief Accounting Officer, FRIC and RIF 1996 to present,
Born November 26, 1963 Chief Accounting   is chosen and     . Director, Funds Administration, FRIMCo and Frank Russell Trust
                       Officer since      qualified by        Company
909 A Street           1998               Trustees          . Treasurer, SSgA Funds (investment company);
Tacoma, Washington                                          . Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc.
98402-1616                                                  . April 1996 to August 1998, Assistant Treasurer, FRIC and RIF;
                                                              November 1995 to July 1998, Assistant Secretary, SSgA Funds;
                                                              February 1997 to July 1998, Manager, Funds Accounting and Taxes,
                                                              FRIMCo
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Randall P. Lert,       Director of       Until removed      . Director of Investments, FRIC and RIF
Born October 3, 1953   Investments       by Trustees        . Chief Investment Officer, Frank Russell Trust Company
                       since 1991                           . Director, FRIMCo and Russell Fund Distributors, Inc.
909 A Street
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Karl J. Ege,           Secretary and     Until removed      . Secretary and General Counsel, FRIC, RIF, FRIMCo
Born October 8, 1941   General Counsel   by Trustees        . Frank Russell Trust Company and Russell Fund Distributors, Inc.
                       since 1994                           . Director, Secretary and General Counsel, Frank Russell Capital
909 A Street                                                  Inc.
Tacoma, Washington                                          . Director and Secretary, Russell 20-20 Association
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mark D. Amberson       Director of       Until removed      . Director of Short-Term Investment Funds, FRIC, RIF, FRIMCo and
Born July 20, 1960     Short-Term        by Trustees          Frank Russell Trust Company
                       Investment Funds                     . From 1991 to 2001, Portfolio Manager, FRIC, RIF, FRIMCo and
909 A Street           since 2001                             Frank Russell Trust Company
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------

                               Disclosure of Information about Fund Directors 29

Frank Russell Investment Company
Money Market Funds

Matter Submitted to a Vote of Shareholders--October 31, 2002 (Unaudited)

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington held on December 13, 2001.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

The result of each vote accompany the description of each matter

1. Election of Trustees.
Vote:
                                                    For                                        Withheld
                                            -----------------                                -------------
Kristianne Blake                            2,411,474,404.404                                8,451,167.148
Raymond P. Tennison, Jr.                    2,411,476,320.327                                8,449,251.225

3.a To amend the fundamental investment restriction regarding borrowing.
Vote:
                                                    For                   Against              Abstain
                                            -----------------         ---------------        -------------
Money Market                                1,410,712,318.142         102,019,025.660        9,816,411.330
Tax Free Money Market                          78,781,568.930             595,463.635          995,425.680
US Government Money Market                     29,574,976.870           4,721,713.860           16,413.810

3.b To amend the fundamental investment restriction regarding underwriting.
Vote:
                                                    For                   Against              Abstain
                                            -----------------         --------------        -------------
Money Market                                1,489,957,476.282         26,585,774.570        6,004,504.280
Tax Free Money Market                          79,004,429.705            381,202.890          986,825.650
US Government Money Market                     32,988,564.050          1,308,126.680           16,413.810

3.c To amend the fundamental investment restriction regarding lending.
Vote:
                                                    For                   Against              Abstain
                                            -----------------         --------------       --------------
Money Market                                1,488,707,721.072         17,902,121.020       15,937,913.040
Tax Free Money Market                          78,973,428.114            385,923.130        1,013,107.000
US Government Money Market                     30,049,262.280          4,167,741.680           96,100.580

3.d To amend the fundamental investment restriction regarding investing in commodities.
Vote:
                                                    For                   Against              Abstain
                                            -----------------         --------------       --------------
Money Market                                1,444,351,348.182         63,770,867.670       14,425,539.280
Tax Free Money Market                          78,303,951.245          1,060,840.690        1,007,666.310
US Government Money Market                     29,351,918.640          4,865,718.090           95,467.810

3.e To amend the fundamental investment restriction regarding issuing senior securities.
Vote:
                                                    For                   Against              Abstain
                                            -----------------         --------------       --------------
Money Market                                1,485,920,112.462         21,656,688.150       14,970,954.520
Tax Free Money Market                          79,006,139.275            357,212.590        1,009,106.380
US Government Money Market                     29,365,950.050          4,851,686.680           95,467.810

3.f To amend the fundamental investment restriction regarding industry concentration.
Vote:
                                                    For                   Against              Abstain
                                            -----------------         --------------       --------------
Money Market                                1,464,190,510.942         44,068,058.710       14,289,185.480
Tax Free Money Market                          78,946,736.224            418,415.730        1,007,306.290
US Government Money Market                     33,429,493.110            788,143.620           95,467.810

30 Matter Submitted to a Vote of Shareholders

Frank Russell Investment Company
Money Market Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)

5.a To eliminate the fundamental investment restriction regarding making investments in companies for the purpose of exercising control or management.
Vote:


                                                    For                   Against              Abstain
                                            -----------------         --------------       --------------
Money Market                                1,429,394,037.542         79,641,418.440       13,512,299.150
Tax Free Money Market                          72,448,742.150          6,918,733.875        1,004,982.220
US Government Money Market                     28,969,428.700          5,327,262.030           16,413.810

5.b To eliminate the fundamental investment restriction regarding purchasing securities on margin and making short sales.
Vote:

                                                    For                   Against              Abstain
                                            -----------------         --------------       --------------
Money Market                                1,434,860,513.782         74,174,942.200       13,512,299.150
Tax Free Money Market                          78,851,247.959            516,229.075        1,004,981.210
US Government Money Market                     28,993,626.700          5,303,064.030           16,413.810

5.c To eliminate the fundamental investment restriction regarding purchasing securities of other investment companies.
Vote:

                                                    For                   Against              Abstain
                                            -----------------         --------------       --------------
Money Market                                1,490,473,878.242         18,970,639.160       13,103,237.730
Tax Free Money Market                          79,013,649.920            354,022.165        1,004,786.160
US Government Money Market                     29,577,650.930          4,719,039.800           16,413.810

5.d To eliminate the fundamental investment restriction regarding investments in options.
Vote:

                                                    For                   Against              Abstain
                                            -----------------         --------------       --------------
Money Market                                1,452,622,665.962         55,705,120.090       14,219,969.080
Tax Free Money Market                          72,511,704.970          6,853,970.965        1,006,782.310
US Government Money Market                     28,818,917.870          5,477,772.860           16,413.810

5.e To eliminate the fundamental investment restriction regarding participating in joint trading accounts.
Vote:

                                                    For                   Against              Abstain
                                            -----------------         --------------       --------------
Money Market                                1,484,892,993.532         24,250,535.250       13,404,226.350
Tax Free Money Market                          78,965,178.360            401,773.685        1,005,506.200
US Government Money Market                     29,171,241.280          5,125,449.450           16,413.810

5.f To eliminate the fundamental investment restriction regarding purchases or sales of portfolio securities involving affiliates.
Vote:

                                                    For                   Against              Abstain
                                            -----------------         --------------       --------------
Money Market                                1,489,098,641.002         19,388,219.180       14,060,894.950
Tax Free Money Market                          79,022,416.830            342,735.135        1,007,306.280
US Government Money Market                     29,578,303.640          4,718,387.090           16,413.810

5.g To eliminate the fundamental investment restriction regarding diversification of investments and regarding acquiring more than certain percentages of the securities of any one issuer.
Vote:

                                                    For                   Against              Abstain
                                            -----------------         --------------       --------------
Money Market                                1,420,727,134.682         50,311,321.370       51,509,299.080
Tax Free Money Market                          71,806,717.209          1,094,365.175        7,471,375.860
US Government Money Market                     32,782,897.640          1,342,264.090          187,942.810

                                   Matter Submitted to a Vote of Shareholders 31

Money Market Funds

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Trustees
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Kristianne Blake
  Lee C. Gingrich
  Eleanor W. Palmer
  Michael J.A. Phillips
  Raymond P. Tennison, Jr.
  Julie W. Weston

Trustees Emeritus
  George F. Russell, Jr.

Officers
  Lynn L. Anderson, Chairman of the Board
  Leonard P. Brennan, President and Chief Executive Officer
  Karl Ege, Secretary and General Counsel
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Mark Amberson, Director of Short Term Investment Funds
  Randall P. Lert, Director of Investments
  Sharon L. Hammel, Director of Portfolio Implementation
  Gregory J. Lyons, Assistant Secretary and Associate
    General Counsel
  Deedra S. Walkey, Assistant Secretary
  Mary Beth Rhoden, Assistant Secretary
  Greg S. Korte, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Stephen J. Meyer, Assistant Treasurer
  Amy L. Osler, Assistant Secretary

Manager, Transfer and Dividend Paying Agent
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

Consultant
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

Custodian
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

Office of Shareholder Inquiries
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

Distributor
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

Independent Accountants
  PricewaterhouseCoopers LLP
  1420 5th Avenue
  Suite 1900
  Seattle, WA 98101

Money Managers

Money Market Fund
  Frank Russell Investment Management Company, Tacoma, WA

US Government Money Market Fund
  Frank Russell Investment Management Company, Tacoma, WA

Tax Free Money Market Fund
  Weiss, Peck & Greer, LLC, New York, NY




This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

32 Manager, Money Managers and Service Providers

[LOGO] Russell

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com